INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2020
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2020 and 2019, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2020 and 2019 by series are as follows:

	2020	2019
Series 47	7	12
Series 48	4	9
Series 49	22	24

	33	45

During the year ended March 31, 2020 the Fund disposed of twelve Operating Partnerships.  A summary of the dispositions by Series for March 31, 2020 is as follows:

	Operating	Sale of Underlying
	Partnership Interest	Operating	Partnership Proceeds	Gain/(Loss) on
	Transferred	Partnership	from Disposition	Disposition
Series 47	3	2	$296,116	$296,116
Series 48	4	1	327,454	327,454
Series 49	1	1	26,769	26,769

	8	4	$650,339	$650,339

During the year ended March 31, 2019 the Fund did not dispose of any Operating Partnerships. A summary of the dispositions by Series for March 31, 2019 is as follows:

	Operating	Sale of Underlying
	Partnership Interest	Operating	Partnership Proceeds	Gain/(Loss) on
	Transferred	Partnership	from Disposition	Disposition
Series 47	—	—	$8,261	$8,261
Series 48	—	—	—	—
Series 49	—	—	—	—

	—	—	$8,261	$8,261

The gain (loss) described above is for financial statement purposes only. There are significant differences between the equity method of accounting and the tax reporting of income and losses from Operating Partnership investments. The largest difference is the ability, for tax purposes, to deduct losses in excess of the Partnership’s investment in the Operating Partnership. As a result, the amount of gain recognized for tax purposes may be significantly higher than the gain recorded in the financial statements.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2020 and 2019, contributions are payable to operating limited partnerships as follows:

	2020	2019
Series 47	$—	$—
Series 48	—	—
Series 49	101	101

	$101	$101

The fund's investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Total	Series 47	Series 48	Series 49
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$62,665,698	$12,363,803	$5,528,822	$44,773,073

Cumulative distributions from operating limited partnerships	(516,294)	(166,080)	(61,020)	(289,194)

Cumulative impairment loss in investments in operating limited partnerships	(38,300,568)	(8,724,000)	(2,854,185)	(26,722,383)

Cumulative losses from operating limited partnerships	(23,848,836)	(3,473,723)	(2,613,617)	(17,761,496)

Investments in operating limited partnerships per balance sheets	—	—	—	—

	Total	Series 47	Series 48	Series 49
The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	(384,817)	—	—	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,838,449)	(750,844)	(1,002,710)	(11,084,895)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	—	—	333,626

Cumulative impairment loss in investments in operating limited partnerships	38,300,568	8,724,000	2,854,185	26,722,383

Other	384,697	(126,004)	(50,367)	561,068

Equity per operating limited partnerships’ combined financial statements	$25,795,625	$7,847,152	$1,801,108	$16,147,365

The fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Total	Series 47	Series 48	Series 49
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$76,215,127	$18,281,713	$12,641,817	$45,291,597

Cumulative distributions from operating limited partnerships	(631,103)	(181,171)	(156,968)	(292,964)

Cumulative impairment loss in investments in operating limited partnerships	(45,260,615)	(12,005,556)	(6,247,466)	(27,007,593)

Cumulative losses from operating limited partnerships	(30,323,409)	(6,094,986)	(6,237,383)	(17,991,040)

Investments in operating limited partnerships per balance sheets	—	—	—	—

	Total	Series 47	Series 48	Series 49
The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(384,817)	—	—	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(13,981,780)	(1,968,815)	(1,622,844)	(10,390,121)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	—	—	333,626

Cumulative impairment loss in investments in operating limited partnerships	45,260,615	12,005,556	6,247,466	27,007,593

Other	365,857	(128,706)	(97,191)	591,754

Equity per operating limited partnerships’ combined financial statements	$31,593,501	$9,908,035	$4,527,431	$17,158,035

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$106,780,964	$23,720,384	$12,446,561	$70,614,019
Land	10,513,484	2,573,828	1,692,115	6,247,541
Other assets	12,676,256	2,719,876	1,358,136	8,598,244

	$129,970,704	$29,014,088	$15,496,812	$85,459,804

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$90,024,070	$19,044,751	$12,742,531	$58,236,788
Accounts payable and accrued expenses	1,716,220	416,564	229,469	1,070,187
Other liabilities	10,100,095	384,136	479,938	9,236,021

	101,840,385	19,845,451	13,451,938	68,542,996
PARTNERS’ CAPITAL
Boston Capital Tax Credit
Fund V L.P.	25,795,625	7,847,152	1,801,108	16,147,365
Other partners	2,334,694	1,321,485	243,766	769,443

	28,130,319	9,168,637	2,044,874	16,916,808

	$129,970,704	$29,014,088	$15,496,812	$85,459,804

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$145,585,266	$39,816,213	$25,478,305	$80,290,748
Land	14,092,429	4,061,785	2,801,342	7,229,302
Other assets	16,733,513	4,454,343	2,716,753	9,562,417

	$176,411,208	$48,332,341	$30,996,400	$97,082,467

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$123,597,649	$34,114,981	$23,143,314	$66,339,354
Accounts payable and accrued expenses	2,555,897	677,203	800,962	1,077,732
Other liabilities	13,928,705	1,793,741	2,088,920	10,046,044

	140,082,251	36,585,925	26,033,196	77,463,130
PARTNERS’ CAPITAL
Boston Capital Tax Credit
Fund V L.P.	31,593,501	9,908,035	4,527,431	17,158,035
Other partners	4,735,456	1,838,381	435,773	2,461,302

	36,328,957	11,746,416	4,963,204	19,619,337

	$176,411,208	$48,332,341	$30,996,400	$97,082,467

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 in which Series 47 through Series 49 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$20,724,191	$4,803,398	$2,684,429	$13,236,364
Interest and other	714,011	233,431	48,105	432,475

	21,438,202	5,036,829	2,732,534	13,668,839

Expenses
Interest	2,828,885	532,319	289,473	2,007,093
Depreciation and amortization	5,031,104	1,064,608	596,152	3,370,344
Taxes and insurance	2,163,136	441,119	299,370	1,422,647
Repairs and maintenance	3,105,072	703,650	455,617	1,945,805
Operating expenses	8,048,398	1,978,776	1,036,195	5,033,427
Other expenses	643,043	172,730	141,557	328,756

	21,819,638	4,893,202	2,818,364	14,108,072

NET INCOME (LOSS)	$(381,436)	$143,627	$(85,830)	$(439,233)

Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	$(1,333,132)	$(78,717)	$(205,540)	$(1,048,875)

Net income (loss) allocated to other partners	$951,696	$222,344	$119,710	$609,642

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 in which Series 47 through Series 49 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$27,111,119	$7,823,098	$4,800,175	$14,487,846
Interest and other	563,068	144,494	89,010	329,564

	27,674,187	7,967,592	4,889,185	14,817,410
Expenses
Interest	4,004,668	983,283	546,515	2,474,870
Depreciation and amortization	6,602,675	1,719,420	1,159,457	3,723,798
Taxes and insurance	3,345,353	1,075,906	558,066	1,711,381
Repairs and maintenance	4,141,219	1,255,838	816,163	2,069,218
Operating expenses	10,931,036	3,274,491	1,955,362	5,701,183
Other expenses	813,654	267,413	281,343	264,898

	29,838,605	8,576,351	5,316,906	15,945,348

NET INCOME (LOSS)	$(2,164,418)	$(608,759)	$(427,721)	$(1,127,938)

Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	$(2,515,087)	$(617,831)	$(436,928)	$(1,460,328)

Net income (loss) allocated to other partners	$350,669	$9,072	$9,207	$332,390